UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06640
American Strategic Income Portfolio Inc. II
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	5/31/05

Date of reporting period:	2/28/05

ITEM 1: Schedule of Investments

American Strategic Income Portfolio II

February 28, 2005

Description of Security	Date Acquired	Par Value		Cost	Market Value(a)
(Percentages of each investment category relate to net assets)

U.S. Government Agency Mortgage-Backed Securities (b) — 7.2%
Fixed Rate — 7.2%:
FHLMC, 5.50%, 1/1/18	01/06/03	6,503,795		6,711,318	6,674,520
FHLMC, 9.00%, 7/1/30	07/17/00	461,269	(b)	473,528	501,344
FNMA, 6.00%, 10/1/16	04/08/02	519,346		522,288	541,418
FNMA, 5.50%, 6/1/17	12/27/02	534,387		537,163	548,415
FNMA, 5.00%, 9/1/17	08/27/02	895,263		897,726	903,374
FNMA, 5.00%, 11/1/17	10/16/02	1,702,263		1,711,591	1,717,686
FNMA, 6.50%, 6/1/29	05/17/99	2,223,002		2,207,910	2,318,858
FNMA, 7.50%, 4/1/30	05/09/00	259,822		251,059	277,848
FNMA, 7.50%, 5/1/30	05/09/00	301,817		291,657	322,757
FNMA, 8.00%, 5/1/30	05/09/00	73,916		72,980	79,830
FNMA, 8.00%, 6/1/30	05/09/00	370,737		366,040	400,396

Total U.S. Government Agency Mortgage-Backed Securities				14,043,259	14,286,446

Description of Security	Date Acquired	Par Value	Cost	Market Value(a)
(Percentages of each investment category relate to total net assets)

Corporate Note (e) — 2.6%
Floating Rate — 2.6%
Stratus Properties, 6.90%, 1/1/08	06/14/01	5,000,000	5,000,000	5,200,000

Description of Security	Date Acquired	Par Value		Cost	Market Value(a)
(Percentages of each investment category relate to total net assets)

Whole Loans and Participation Mortgages (c), (d), (e) — 104.2%
Commercial Loans — 35.0%
1336 and 1360 Energy Park Drive, 7.55%, 10/1/08	09/29/98	2,674,882	(b)	2,674,882	2,781,877
5555 East Van Buren, 5.68%, 7/1/11	06/23/04	6,500,000	(b)	6,500,000	6,665,249
Bigelow Office Building, 8.88%, 4/1/07	03/31/97	1,232,917	(b)	1,232,917	1,269,904
Cypress Point Office Park I, 5.30%, 6/1/09	05/19/04	4,641,000	(b)	4,641,000	4,676,945
Cypress Point Office Park II, 5.30%, 7/1/09	05/19/04	4,509,000	(b)	4,509,000	4,543,922
Gardenswartz Plaza, 7.40%, 5/1/07	04/02/02	2,540,340	(b)	2,540,340	2,616,550
Glen Lakes Health Plaza, 5.40%, 2/1/07	01/15/04	3,703,504	(b)	3,703,504	3,777,574
Hadley Avenue Business Center, 8.38%, 1/1/11	12/14/00	2,338,471	(b)	2,338,471	2,455,395
Hillside Office Park, 7.63%, 8/1/08	07/09/98	889,419		889,419	924,995
Ina Corporate Land, 7.88%, 11/1/05	11/02/01	2,085,000		2,085,000	2,085,000
Katy Plaza II, 9.88%, 1/1/06	01/01/04	1,785,892		1,785,892	1,670,765
La Posada & Casitas I, 7.93%, 11/1/05	11/02/01	5,680,000		5,680,000	5,680,000
LaCosta Centre, 5.20%, 3/1/09	02/27/04	4,620,052	(b)	4,620,052	4,667,643

Lincoln Industrial, 7.40%, 12/1/05	01/01/05	3,001,254	(b)	3,001,254	3,031,267
Minikahda Mini Storage III, 8.62%, 8/1/09	09/16/99	3,910,996	(b)	3,910,996	4,106,546
Minikahda Mini Storage V, 8.75%, 9/1/09	07/02/01	2,154,902	(b)	2,154,902	2,262,647
Oak Knoll Village Shopping Center, 6.73%, 10/1/13	09/17/03	1,620,021	(b)	1,620,021	1,701,022
PennMont Office Plaza, 6.88%, 5/1/06	04/30/01	1,300,041	(b)	1,300,041	1,326,042
Rapid Park Parking Lot, 5.15%, 11/1/07	10/01/04	3,838,408	(b)	3,838,408	3,916,919
Redwood Dental Building, 7.40%, 7/1/12	06/28/02	2,638,532	(b)	2,638,532	2,770,459
Rimrock Plaza, 7.65%, 12/1/08	12/02/98	2,928,431	(b)	2,928,431	3,016,285
Stevenson Office Building, Port Orchard Cinema, Jensen Industrial Building, 7.88%, 2/1/09	01/21/99	2,792,829	(b)	2,792,829	2,932,470
Sundance Plaza, 7.13%, 11/1/08	10/29/98	553,639		553,639	575,786
				67,939,530	69,455,262

Multifamily Loans — 68.5%
Adelphi Springs Apartments, 9.93%, 3/1/09	06/27/03	5,084,592		5,084,592	4,223,749
Autumnwood, Southern Woods, Hinton Hollow, 7.68%, 6/1/09	05/24/02	7,095,890	(b)	7,095,890	7,450,684
Cameron Lakes Apartments I, 4.43%, 6/1/06	06/01/04	10,125,000	(b)	10,125,000	10,154,908
Cameron Lakes Apartments II, 14.88%, 5/1/05	06/01/04	710,000		710,000	650,099
Chardonnay Apartments, 6.40%, 7/1/13	06/05/03	4,083,719	(b)	4,083,719	4,184,309
Deering Manor, 7.98%, 12/8/22	12/08/92	1,026,938		1,016,669	1,026,938
Forest Estate Apartments, 13.88%, 5/1/05	09/20/02	2,150,000		2,150,000	1,962,754
Forestree Apartments, 5.43%, 6/30/05	06/01/01	7,725,000	(b)	7,725,000	7,725,000
Forestree Apartments II, 5.38%, 6/30/05	06/11/03	1,375,000		1,375,000	1,375,000
Fremont Plaza Apartments, 7.40%, 7/1/08	07/01/98	2,369,897	(b)	2,369,897	2,464,693
Glenoaks Apartments, 5.60%, 2/1/08	01/13/05	6,850,000		6,850,000	6,021,064
Hidden Woods Apartments I, 6.68%, 1/1/06	12/18/02	12,000,000		12,000,000	10,422,113
Hidden Woods Apartments II, 11.88%, 1/1/06	12/18/02	750,000		750,000	609,577
Highland Ridge & Highland Glen Apartments, 14.90%, 10/1/08	09/30/04	3,850,000		3,850,000	3,215,476
Home Park Village Apartments I, 5.43%, 10/1/06	09/25/03	6,645,000	(b)	6,645,000	6,769,846
Home Park Village Apartments II, 11.88%, 10/1/06	09/25/03	592,000		592,000	516,596
Misty Woods/Riverfall Square I, 5.43%, 8/1/06	07/23/03	7,966,000	(b)	7,966,000	7,705,411
Misty Woods/Riverfall Square II, 9.88%, 8/1/06	07/23/03	1,591,000		1,591,000	1,113,700
Oakton Terrace Apartments, 9.88%, 8/1/11	06/27/03	670,141		670,141	670,141
Park Hampshire Apartments, 9.90%, 1/1/13	06/27/03	3,111,280		3,111,280	2,264,536
RP - Plaza Development, 5.99%, 3/1/10	02/23/05	5,000,000		5,000,000	4,325,885
Sand Pebble Apartments, 5.77%, 3/1/07	02/09/05	6,400,000		6,400,000	6,432,000
Scottsdale Park Place, 5.68%, 11/1/07	10/29/04	7,125,000		7,125,000	7,125,000
Seven Oaks Apartments, 12.93%, 8/1/09	07/15/04	6,144,000		6,144,000	4,887,445
Southridge Apartments, 8.43%, 4/1/09	03/22/02	7,545,020	(b)	7,545,020	5,844,138
Spring Lake Apartments I, 5.52%, 3/1/07	02/23/05	7,000,000		7,000,000	7,136,689
Spring Lake Apartments II, 9.88%, 3/1/07	02/23/05	600,000		600,000	558,100
Sussex Club Apartments I, 6.68%, 5/1/06	04/08/03	9,798,000	(b)	9,798,000	8,912,925
Sussex Club Apartments II, 11.88%, 5/1/06	04/08/03	612,000		612,000	618,120
Timber Ridge Apartments, 9.88%, 5/1/05	04/23/02	500,000		500,000	458,341
Walnut Factory / Z Lofts, 5.93%, 3/1/07	02/06/04	2,335,416		2,335,416	2,277,638
Winterland Apartments I, 9.23%, 7/1/12	06/06/97	559,874		559,874	587,867
Winterland Apartments II, 9.23%, 7/1/12	06/06/97	1,073,090		1,073,090	1,126,745
Woodside Village Apartments I, 5.40%, 10/1/06	09/22/03	4,210,000	(b)	4,210,000	4,294,200
Woodside Village Apartments II, 9.88%, 10/1/06	09/22/03	947,000		947,000	785,937
				145,610,588	135,897,624

Single Family Loans — 0.7%
Merchants Bank, 10.48%, 12/1/20	12/18/92	213,624	215,380	220,032
Neslund Properties, 9.88%, 2/1/23	01/27/93	497,731	495,259	512,663
PHH U.S. Mortgage, 8.65%, 1/1/12	12/30/92	478,449	465,585	415,896
RFC 1997-NPC1, 8.31%, 8/27/23	07/01/04	231,767	232,553	238,720
			1,408,777	1,387,311
Total Whole Loans and Participation Mortgages
			214,958,895	206,740,197

Description of Security	Date Acquired	Par Value	Cost	Market Value(a)
(Percentages of each investment category relate to total net assets)

Preferred Stocks — 6.4%
Real Estate Investment Trusts — 6.4%
AMB Property, Series L	09/07/04	62,000	1,583,757	1,544,191
AMB Property, Series M	09/08/04	14,360	367,561	367,616
CarrAmerica Realty Corp., Series E	09/08/04	13,974	367,388	364,721
Developers Divers Realty	02/16/05	28,700	749,411	750,792
Developers Divers Realty	02/16/05	37,000	961,219	956,079
Duke Realty Corp., Series J	09/08/04	38,244	974,588	966,043
Duke Realty Corp., Series K	09/08/04	43,000	1,081,863	1,078,440
Equity Residential Properties, Series N	09/14/04	75,000	1,897,834	1,886,250
Prologis Trust, Series F	09/08/04	35,120	892,477	895,560
Prologis Trust, Series G	09/08/04	43,190	1,098,074	1,111,711
Public Storage, Series A	09/08/04	40,000	977,346	991,600
Public Storage, Series X	09/07/04	20,000	502,366	505,600
Public Storage, Series Z	09/08/04	20,000	497,779	498,200
Regency Centers Corp.	02/25/05	29,116	762,740	759,928

Total Preferred Stocks			12,714,403	12,676,731

Total Investments in Unaffiliated Securities			246,716,557	238,903,374

Description of Security	Date Acquired	Shares/ Par Value	Cost	Market Value(a)
(Percentages of each investment category relate to total net assets)

Affiliated Money Market Fund (f) — 1.7%
First American Prime Obligations Fund, Class Z	10/21/04	3,227,741	3,227,741	3,227,741

Total Investments in Securities (g) — 122.1%
			249,944,298	242,131,115

See accompanying Notes to Investments in Securities

Notes to Schedule of Investments:

(a)       Security valuations for the fund’s investments (other than whole loans) are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade is within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the- counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

The fund’s investments in whole loans (single family, multifamily, and commercial), participation mortgages and mortgage servicing rights are generally not traded in any organized market and, therefore, market quotations are not readily available. These investments are valued at “fair value” according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a U.S. Bancorp Asset Management, Inc. (USBAM) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages and mortgage servicing rights are determined no less frequently than weekly. Although we believe the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in a negotiation between the fund and third parties. As of February 28, 2005 the fund held fair valued securities with a value of $211,940,197 or 106.9% of net assets. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of each month.

(b)       On February 28, 2005, securities valued at $138,311,277 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate		Due	Accrued Interest	Name of Broker and Description of Collateral

$12,894,004	2/10/05	2.62	*	3/11/05	$24,635	(1)
13,500,000	2/1/05	3.47	*	3/1/05	36,382	(2)
12,000,000	2/22/05	3.50	*	3/1/05	8,155	(2)
7,000,000	2/8/05	3.47	*	3/1/05	14,149	(2)
$45,394,004					$83,321

* Interest rate as of February 28, 2005.  Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

(1)       Morgan Stanley:

FHLMC, 5.5%, 1/1/18, $6,503,795 par

FHLMC, 9.00%, 7/1/30, $461,269 par

FNMA, 6.00%, 10/1/16, $519,346 par

FNMA, 5.50%, 6/1/17, $534,387 par

FNMA, 5.00%, 9/1/17, $895,263 par

FNMA, 5.00%, 11/1/17, $1,702,263 par

FNMA, 6.50%, 6/1/29, $2,223,002 par

FNMA, 7.50%, 4/1/30, $259,822 par

FNMA, 7.50%, 5/1/30, $301,817 par

FNMA, 8.00%, 5/1/30, $73,916 par

FNMA, 8.00%, 6/1/30, $370,737 par

(2)       Morgan Stanley:

1336 and 1360 Energy Park Drive, 7.55%, 10/1/08, $2,674,882 par

555 East Van Buren, 5.68%, 7/1/11, $6,500,000 par

Autumnwood, Southern Woods, Hinton Hollow,  7.68%,  6/1/09, $7,110,983 par

Bigelow Office Building, 8.88%, 4/1/07, $1,232,917 par

Cameron Lakes Apartments I, 4.43%, 6/1/06, $10,125,000 par

Chardonnay Apartments, 6.40%, 7/1/13, $4,083,719 par

Cypress Point Office Park I, 5.30%, 6/1/09, $4,641,000 par

Cypress Point Office Park II, 5.30%, 7/1/09, $4,509,000 par

Forestree Apartments, 5.43%, 6/30/05, $7,725,000 par

Fremont Plaza Apartments, 7.40%, 7/1/08, $2,369,897 par

Gardenswartz Plaza, 7.40%, 5/1/07, $2,540,340 par

Glen Lakes Health Plaza, 5.40%, 2/1/07, $3,703,504 par

Hadley Avenue Business Center, 8.38%, 1/1/11, $2,338,471 par

Home Park Village Apartments I, 5.43%, 10/1/06, $6,645,000 par

Misty Woods/Riverfall Square I, 5.43%, 8/1/06, $7,966,000 par

LaCosta Centre, 5.20%, 3/1/09, $4,620,052 par

Lincoln Industrial, 7.40%, 12/1/05, $3,001,254 par

Minikahda Mini Storage III, 8.62%, 8/1/09, $3,910,996 par

Minikahda Mini Storage V, 8.75%, 9/1/09, $2,154,902 par

Oak Knoll Village Shopping Center, 6.73%, 10/1/13, $1620,021 par

PennMont Office Plaza, 6.88%, 5/1/06, $1300,041 par

Rapid Park Parking Lot, 5.15%, 11/1/07, $3,838,408 par

Redwood Dental Building, 7.40%, 7/1/12, $2,638,532 par

Rimrock Plaza, 7.65%, 12/1/08, $2,928,431 par

Southridge Apartments, 8.43%, 4/1/09, $7,545,020 par

Stevenson Office Building, Port Orchard Cinema, Jensen Industrial Building, 7.88%, 2/1/09, $2,792,829 par

Sussex Club Apartments I, 6.68%, 5/1/06, $9,798,000 par

Woodside Village Apartments I, 5.40%, 10/1/06, $4,210,000 par

The Fund has entered into a lending commitment with Morgan Stanley.  The agreement permits the Fund to enter into reverse repurchase agreements up to $70,000,000 using whole loans as collateral.  The Fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $70,000,000 lending commitment.

(c)        Interest rates on commercial and multifamily loans are the rates in effect on February 28, 2005.  Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2005.

(d)       Commercial and multifamily loans are described by the name of the mortgaged property.  Pools of single family loans are described by the name of the institution from which the loans were purchased.  The geographical location of the mortgaged properties and, in the case of single family, the number of loans, is presented below.

Commercial Loans:

1336 and 1360 Energy Park Drive – St. Paul, MN

5555 East Van Buren – Phoenix, AZ

Bigelow Office Building - Las Vegas, NV

Cypress Point Office Park I - Tampa, FL

Cypress Point Office Park II - Tampa, FL

Gardenswartz Plaza – Santa Fe, NM

Glen Lakes Health Plaza – Austin, TX

Hadley Avenue Business Center – Oakdale, MN

Hillside Office Park – Elk River, MN

Ina Corporate Land – Tuscon, AZ

Katy Plaza II – Houston, TX

La Posada & Casitas I – Tuscon, AZ

LaCosta Centre – Austin, TX

Lincoln Industrial – Lauderhill, FL

Minikahda Mini Storage III – St. Paul, MN

Minikahda Mini Storage V – St. Paul, MN

Oak Knoll Village Shopping Center - Austin, TX

PennMont Office Plaza - Albuquerque, NM

Rapid Park Parking Lot – Minneapolis, MN

Redwood Dental Building – Taylorsville, UT

Rimrock Plaza – Billings, MT

Stevenson Office Building, Port Orchard Cinema, Jensen Industrial Building – Stevenson, Port Orchard, and Arlington, WA

Sundance Plaza – Colorado Springs, CO

Multifamily Loans:

Adelphi Springs Apartments – Adelphi, MD

Autumnwood, Southern Woods, Hinton Hollow – Knoxville, TN

Cameron Lakes Apartments I – Clearwater, FL

Cameron Lakes Apartments II  – Clearwater, FL

Chardonnay Apartments - Tulsa, OK

Deering Manor - Nashwauk, MN

Forest Estate Apartments, Dallas, TX

Forestree Apartments – Houston, TX

Forestree Apartments II – Houston, TX

Fremont Plaza Apartments – Phoenix, AZ

Glenoaks Apartments – Glenoaks, CA

Hidden Woods Apartments I – College Park, GA

Hidden Woods Apartments II – College Park, GA

Highland Ridge & Highland Glen Apartments – Oklahoma City, OK

Home Park Village Apartments I – San Diego, CA

Home Park Village Apartments II – San Diego, CA

Misty Woods/Riverfall Square I – Arlington and Dallas, TX

Misty Woods/Riverfall Square II – Arlington and Dallas, TX

Oakton Terrace Apartments – Adelphi, MD

Park Hampshire Apartments – Adelphi, MD

RP-Plaza Development – Oxnard, CA

Sand Pebble Apartments – El Paso, TX

Scottsdale Park Place – Scottsdale, AZ

Seven Oaks Apartments – Garland, TX

Southridge Apartments – Austin, TX

Spring Lake Apartments I – Anaheim, CA

Spring Lake Apartments II – Anaheim, CA

Sussex Club Apartments I – Athens, GA

Sussex Club Apartments II – Athens, GA

Timber Ridge Apartments – Houston, TX

Walnut Factory / Z Lofts – Santa Clara, CA

Winterland Apartments I – Grand Forks, ND

Winterland Apartments II – Grand Forks, ND

Woodside Village Apartments I – Midwest City, OK

Woodside Village Apartments II – Midwest City, OK

Single Family Loans:

Merchants Bank – 8 loans, Vermont

Neslund Properties – 32 loans, Minnesota

PHH U.S. Mortgage – 5 loans, United States

(e)        Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures.

(f)           Investment in affiliated security.  This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the Fund.

(g)       On February 28, 2005, the cost of investments in securities was $249,944,298.  The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$3,230,992
Gross unrealized depreciation	(11,044,175)
Net unrealized depreciation	$(7,813,183)

Abbreviations:

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

Item 2—Controls and Procedures

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: April 29, 2005